Borrowings and financial liabilities - Issue Of non-convertible bonds to Kreos (Details) € / shares in Units, tranche in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) item € / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Nov. 19, 2021 EUR (€) tranche	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 30, 2020 EUR (€)	Sep. 10, 2018 EUR (€) item installment
Borrowings and financial liabilities
Balance at beginning of period	€ 23,640,000
(-) Expenses charged to bond issue	121,000		€ 125,000
Change in fair value of derivative liabilities and convertible bonds	(1,330,000)	€ 637,000	(1,856,000)
Balance at end of period	€ (15,849,000)	23,640,000
Amount of agreement				€ 10,000,000	€ 32,000,000		€ 24,000,000
Number of tranches | tranche				6.2
Number of monthly repayment installments | item	36
Guarantee deposit related to the non-convertible bonds	€ 648
Number of BSA warrants outstanding | shares	2,218,293
Exercise price per share | € / shares	€ 0.56
Value of the equity instrument	€ (3,889,000)	(1,911,000)	5,803,000			€ 2,268,000
Effective interest rate post recognition of warrants	13.59%
2021 Atlas contract
Borrowings and financial liabilities
Balance at beginning of period	€ 6,462,000
(+) Gross cash inflow	1,920,000	9,590,000
Balance at end of period	2,207,000	6,462,000
Proceeds from the issuance of convertible notes and non-convertible bonds	1,920,000	9,590,000
KREOS Contract
Borrowings and financial liabilities
Balance at beginning of period	4,497,000	7,188,000
(+) Security deposit	677,000
Change in fair value of derivative liabilities and convertible bonds	12,000	(1,311,000)
(+/-) Impact of amortized cost	450,000	464,000
(-) Repayment	(1,296,000)	(1,844,000)
Balance at end of period	3,637,000	4,497,000	7,188,000
Nonconvertible Bonds To Kreos 2018 Contract
Borrowings and financial liabilities
Balance at beginning of period		938,000
(+/-) Impact of amortized cost		6,000
(-) Repayment		(944,000)
Balance at end of period			938,000
Number of tranches | item								4
Amount of each tranche								€ 10,000,000
Nonconvertible Bonds To Kreos 2021 Contract
Borrowings and financial liabilities
Balance at beginning of period	2,687,000	3,229,000
(+/-) Impact of amortized cost	272,000	358,000
(-) Repayment	(1,262,000)	(900,000)
Balance at end of period	1,695,000	2,687,000	3,229,000
Convertible Bonds To Kreos 2021 Contract
Borrowings and financial liabilities
Balance at beginning of period	1,792,000	1,647,000
(+/-) Impact of amortized cost	178,000	145,000
Balance at end of period	1,971,000	1,792,000	1,647,000
Nonconvertible Bonds To Kreos 2021 Derivative contract
Borrowings and financial liabilities
Balance at beginning of period	13,000	1,324,000
Change in fair value of derivative liabilities and convertible bonds	12,000	(1,311,000)
Balance at end of period	1,000	13,000	1,324,000
Nonconvertible Bonds To Kreos 2021 buyback 2018
Borrowings and financial liabilities
Balance at beginning of period	(48,000)	(48,000)
Balance at end of period	(48,000)	(48,000)	(48,000)
KREOS 2021 day one gain
Borrowings and financial liabilities
Balance at beginning of period	53,000	98,000
(+) Security deposit	98,000
(+/-) Impact of amortized cost		(45,000)
(-) Repayment	(34,000)
Balance at end of period	€ 19,000	€ 53,000	€ 98,000
Non-convertible bonds to Kreos
Borrowings and financial liabilities
Amount of agreement				€ 7,750,000				10,000,000
Amount of each tranche								€ 2,500,000
Interest rate	10.00%							10.00%
Number of monthly repayment installments | installment								36
Guarantee deposit related to the non-convertible bonds	€ 320,000,000
Guarantee deposit per tranche	€ 80,000,000
Exercise price per share | € / shares	€ 2.67
Warrant term	7 years
Value of the equity instrument	€ 319,000,000
convertible notes KREOS 2021 contract
Borrowings and financial liabilities
Amount of agreement				€ 2,250,000
BSA Warrants , Kreos Tranche 1 | Non-convertible bonds to Kreos
Borrowings and financial liabilities
Number of BSA warrants outstanding | shares	442,477